Schedule of Investments (unaudited) December 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)	661,350	$141,568,581
General Dynamics Corp.	289,814	43,130,120
Howmet Aerospace Inc.	486,546	13,886,023
Huntington Ingalls Industries Inc.	50,483	8,606,342
L3Harris Technologies Inc.	112,647	21,292,536
Lockheed Martin Corp.	165,764	58,842,905
Northrop Grumman Corp.	193,313	58,906,337
Raytheon Technologies Corp.	1,893,516	135,405,329
Teledyne Technologies Inc.(a)	23,451	9,192,323
Textron Inc.(b)	285,356	13,791,255
TransDigm Group Inc.(a)	27,145	16,798,683

		521,420,434

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	169,492	15,910,214
Expeditors International of Washington Inc.	73,860	7,024,825
FedEx Corp.	108,220	28,096,076
United Parcel Service Inc., Class B	267,516	45,049,694

		96,080,809

Airlines — 0.5%
Alaska Air Group Inc.	154,182	8,017,464
American Airlines Group Inc.(b)	761,503	12,008,902
Delta Air Lines Inc.	795,121	31,971,815
Southwest Airlines Co.	735,941	34,302,210
United Airlines Holdings Inc.(a)(b)	364,890	15,781,493

		102,081,884

Auto Components — 0.1%
Aptiv PLC	111,097	14,474,828
BorgWarner Inc.	304,863	11,779,906

		26,254,734

Automobiles — 0.6%
Ford Motor Co.	4,871,901	42,824,010
General Motors Co.	1,570,386	65,390,873

		108,214,883

Banks — 8.0%
Bank of America Corp.	9,491,392	287,684,091
Citigroup Inc.	2,595,754	160,054,191
Citizens Financial Group Inc.	532,466	19,040,984
Comerica Inc.	173,416	9,687,018
Fifth Third Bancorp.	888,238	24,488,722
First Republic Bank/CA	101,928	14,976,281
Huntington Bancshares Inc./OH	1,268,363	16,019,425
JPMorgan Chase & Co.	3,800,455	482,923,817
KeyCorp.	1,217,452	19,978,387
M&T Bank Corp.	159,953	20,362,017
People’s United Financial Inc.	529,715	6,849,215
PNC Financial Services Group Inc. (The)	528,266	78,711,634
Regions Financial Corp.	1,197,466	19,303,152
Truist Financial Corp.	1,680,810	80,561,223
U.S. Bancorp.	1,709,164	79,629,951
Wells Fargo & Co.	5,154,821	155,572,498
Zions Bancorp NA	204,484	8,882,785

		1,484,725,391

Beverages — 2.1%
Brown-Forman Corp., Class B, NVS	113,782	9,037,704
Coca-Cola Co. (The)	3,134,420	171,891,593
Constellation Brands Inc., Class A	211,339	46,293,808
Molson Coors Beverage Co., Class B	234,581	10,600,715

Security	Shares	Value

Beverages (continued)
PepsiCo Inc.	999,343	$148,202,567

		386,026,387

Biotechnology — 1.5%
AbbVie Inc.	572,304	61,322,374
Alexion Pharmaceuticals Inc.(a)	73,667	11,509,732
Amgen Inc.	362,921	83,442,796
Biogen Inc.(a)	90,173	22,079,761
Gilead Sciences Inc.	1,562,881	91,053,447
Incyte Corp.(a)	85,875	7,469,407

		276,877,517

Building Products — 0.6%
A O Smith Corp.	168,851	9,256,412
Allegion PLC	66,558	7,746,020
Carrier Global Corp.	365,667	13,792,959
Fortune Brands Home & Security Inc.	74,486	6,384,940
Johnson Controls International PLC	902,561	42,050,317
Masco Corp.	182,703	10,035,876
Trane Technologies PLC	161,671	23,468,162

		112,734,686

Capital Markets — 3.7%
Ameriprise Financial Inc.	147,097	28,585,360
Bank of New York Mellon Corp. (The)	1,016,437	43,137,586
BlackRock Inc.(c)	52,963	38,214,923
Cboe Global Markets Inc.	66,008	6,146,665
Charles Schwab Corp. (The)	1,859,812	98,644,428
CME Group Inc.	447,579	81,481,757
Franklin Resources Inc.	339,724	8,489,703
Goldman Sachs Group Inc. (The)	428,982	113,126,843
Intercontinental Exchange Inc.	321,910	37,113,004
Invesco Ltd.	469,611	8,185,320
Moody’s Corp.	56,379	16,363,441
Morgan Stanley	1,781,986	122,119,501
Nasdaq Inc.	50,105	6,650,938
Northern Trust Corp.	259,479	24,167,874
Raymond James Financial Inc.	151,942	14,536,291
State Street Corp.	439,860	32,013,011
T Rowe Price Group Inc.	112,927	17,096,018

		696,072,663

Chemicals — 2.4%
Air Products & Chemicals Inc.	148,808	40,657,322
Celanese Corp.	145,742	18,937,716
CF Industries Holdings Inc.	266,709	10,324,305
Corteva Inc.	928,878	35,966,156
Dow Inc.	471,648	26,176,464
DuPont de Nemours Inc.	914,954	65,062,379
Eastman Chemical Co.	168,898	16,937,091
Ecolab Inc.	167,201	36,175,608
International Flavors & Fragrances Inc.	133,324	14,510,984
Linde PLC	274,845	72,424,406
LyondellBasell Industries NV, Class A	320,568	29,383,263
Mosaic Co. (The)	430,106	9,896,739
PPG Industries Inc.	294,493	42,471,781
Sherwin-Williams Co. (The)	31,595	23,219,482

		442,143,696

Commercial Services & Supplies — 0.4%
Cintas Corp.	37,257	13,168,859
Republic Services Inc.	262,270	25,256,601

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	295,698	$34,871,665

		73,297,125

Communications Equipment — 1.5%
Cisco Systems Inc.	5,268,308	235,756,783
F5 Networks Inc.(a)	43,013	7,567,707
Juniper Networks Inc.	411,106	9,253,996
Motorola Solutions Inc.	116,247	19,768,965

		272,347,451

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	61,411	6,691,343
Quanta Services Inc.	72,714	5,236,862

		11,928,205

Construction Materials — 0.2%
Martin Marietta Materials Inc.	77,645	22,048,851
Vulcan Materials Co.	95,824	14,211,657

		36,260,508

Consumer Finance — 1.1%
American Express Co.	813,172	98,320,626
Capital One Financial Corp.	570,273	56,371,486
Discover Financial Services	382,130	34,594,229
Synchrony Financial	676,922	23,495,963

		212,782,304

Containers & Packaging — 0.6%
Amcor PLC	1,955,560	23,016,941
Avery Dennison Corp.	60,325	9,357,011
Ball Corp.	146,826	13,681,247
International Paper Co.	490,108	24,368,170
Packaging Corp. of America	118,237	16,306,065
Sealed Air Corp.	65,774	3,011,791
Westrock Co.	327,476	14,255,030

		103,996,255

Distributors — 0.2%
Genuine Parts Co.	179,867	18,064,043
LKQ Corp.(a)	349,095	12,302,108

		30,366,151

Diversified Financial Services — 3.0%
Berkshire Hathaway Inc., Class B(a)	2,426,125	562,545,604

Diversified Telecommunication Services — 3.1%
AT&T Inc.	8,884,586	255,520,693
CenturyLink Inc.	1,231,101	12,003,235
Verizon Communications Inc.	5,159,309	303,109,404

		570,633,332

Electric Utilities — 3.2%
Alliant Energy Corp.	311,397	16,046,287
American Electric Power Co. Inc.	618,892	51,535,137
Duke Energy Corp.	917,585	84,014,083
Edison International	471,922	29,646,140
Entergy Corp.	249,648	24,924,856
Evergy Inc.	282,808	15,698,672
Eversource Energy	427,427	36,976,710
Exelon Corp.	1,216,332	51,353,537
FirstEnergy Corp.	676,495	20,707,512
NextEra Energy Inc.	1,392,249	107,412,010
NRG Energy Inc.	124,842	4,687,817
Pinnacle West Capital Corp.	140,381	11,223,461
PPL Corp.	958,563	27,031,477
Southern Co. (The)	1,316,905	80,897,474

Security	Shares	Value

Electric Utilities (continued)
Xcel Energy Inc.	655,129	$43,677,451

		605,832,624

Electrical Equipment — 0.7%
AMETEK Inc.	146,286	17,691,829
Eaton Corp. PLC	496,968	59,705,736
Emerson Electric Co.	447,377	35,955,689
Rockwell Automation Inc.	63,735	15,985,375

		129,338,629

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	141,735	18,534,686
CDW Corp./DE	99,831	13,156,727
Corning Inc.	504,857	18,174,852
FLIR Systems Inc.	163,507	7,166,512
IPG Photonics Corp.(a)	24,485	5,479,498
Keysight Technologies Inc.(a)	99,341	13,121,953
TE Connectivity Ltd.	255,667	30,953,604
Vontier Corp.(a)	167,956	5,609,730
Zebra Technologies Corp., Class A(a)	17,946	6,897,186

		119,094,748

Energy Equipment & Services — 0.5%
Baker Hughes Co.	855,064	17,828,084
Halliburton Co.	1,102,164	20,830,900
NOV Inc.	484,085	6,646,487
Schlumberger Ltd.	1,735,560	37,887,275
TechnipFMC PLC	526,694	4,950,924

		88,143,670

Entertainment — 2.6%
Activision Blizzard Inc.	395,071	36,682,342
Electronic Arts Inc.	166,363	23,889,727
Live Nation Entertainment Inc.(a)(b)	178,274	13,099,573
Walt Disney Co. (The)(a)	2,257,287	408,975,259

		482,646,901

Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexandria Real Estate Equities Inc.	154,381	27,513,782
American Tower Corp.	271,377	60,913,281
AvalonBay Communities Inc.	174,063	27,924,927
Boston Properties Inc.	176,610	16,694,943
Crown Castle International Corp.	215,094	34,240,814
Digital Realty Trust Inc.	349,304	48,731,401
Duke Realty Corp.	273,607	10,936,072
Equinix Inc.	46,658	33,322,210
Equity Residential	426,990	25,311,967
Essex Property Trust Inc.	81,297	19,301,534
Extra Space Storage Inc.	83,788	9,707,678
Federal Realty Investment Trust	85,831	7,305,935
Healthpeak Properties Inc.	671,221	20,291,011
Host Hotels & Resorts Inc.	879,398	12,865,593
Iron Mountain Inc.	359,291	10,591,899
Kimco Realty Corp.	539,237	8,093,947
Mid-America Apartment Communities Inc.	142,594	18,065,234
Prologis Inc.	921,651	91,851,739
Public Storage	108,087	24,960,531
Realty Income Corp.	437,613	27,206,400
Regency Centers Corp.	196,748	8,969,741
SBA Communications Corp.	48,491	13,680,766
Simon Property Group Inc.	408,812	34,863,487
SL Green Realty Corp.	90,478	5,390,679
UDR Inc.	367,153	14,109,690
Ventas Inc.	467,012	22,902,269

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	195,536	$7,301,314
Welltower Inc.	520,289	33,621,075
Weyerhaeuser Co.	930,627	31,203,923

		707,873,842

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	258,555	97,418,353
Kroger Co. (The)	965,415	30,661,581
Sysco Corp.	635,065	47,159,927
Walgreens Boots Alliance Inc.	896,074	35,735,431
Walmart Inc.	1,728,482	249,160,680

		460,135,972

Food Products — 2.0%
Archer-Daniels-Midland Co.	693,700	34,969,417
Campbell Soup Co.	252,502	12,208,472
Conagra Brands Inc.	609,081	22,085,277
General Mills Inc.	762,157	44,814,832
Hershey Co. (The)	108,520	16,530,852
Hormel Foods Corp.	350,040	16,315,364
JM Smucker Co. (The)	142,250	16,444,100
Kellogg Co.	317,116	19,734,129
Kraft Heinz Co. (The)	807,904	28,001,953
Lamb Weston Holdings Inc.	114,950	9,051,163
McCormick & Co. Inc./MD, NVS	173,642	16,600,175
Mondelez International Inc., Class A	1,783,109	104,258,383
Tyson Foods Inc., Class A	366,710	23,630,792

		364,644,909

Gas Utilities — 0.1%
Atmos Energy Corp.	156,956	14,978,311

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	906,001	99,198,050
Baxter International Inc.	636,879	51,103,171
Becton Dickinson and Co.	361,602	90,480,052
Boston Scientific Corp.(a)	1,785,296	64,181,391
Cooper Companies Inc. (The)	36,070	13,104,952
Danaher Corp.	251,972	55,973,060
DENTSPLY SIRONA Inc.	272,493	14,267,733
Edwards Lifesciences Corp.(a)	334,134	30,483,045
Hologic Inc.(a)	89,723	6,534,526
Intuitive Surgical Inc.(a)(b)	43,969	35,971,039
Medtronic PLC	1,678,193	196,583,528
STERIS PLC	45,746	8,670,697
Stryker Corp.	207,891	50,941,611
Teleflex Inc.	30,775	12,666,067
Varian Medical Systems Inc.(a)	43,283	7,574,958
Zimmer Biomet Holdings Inc.	258,432	39,821,787

		777,555,667

Health Care Providers & Services — 4.2%
AmerisourceBergen Corp.	183,351	17,924,394
Anthem Inc.	309,888	99,501,938
Cardinal Health Inc.	365,834	19,594,069
Centene Corp.(a)	722,886	43,394,847
Cigna Corp.	450,422	93,768,852
CVS Health Corp.	1,631,938	111,461,365
HCA Healthcare Inc.	329,065	54,118,030
Henry Schein Inc.(a)	178,009	11,901,682
Humana Inc.	79,044	32,429,382
Laboratory Corp. of America Holdings(a)	121,439	24,718,908
McKesson Corp.	200,190	34,817,045

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics Inc.	168,026	$20,023,658
UnitedHealth Group Inc.	567,646	199,062,099
Universal Health Services Inc., Class B	96,902	13,324,025

		776,040,294

Health Care Technology — 0.1%
Cerner Corp.	217,884	17,099,536

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	927,240	20,084,019
Darden Restaurants Inc.	162,333	19,337,107
Hilton Worldwide Holdings Inc.	217,927	24,246,558
Las Vegas Sands Corp.	409,502	24,406,319
Marriott International Inc./MD, Class A	331,584	43,742,561
McDonald’s Corp.	557,398	119,606,463
MGM Resorts International	511,145	16,106,179
Norwegian Cruise Line Holdings Ltd.(a)(b)	393,526	10,007,366
Royal Caribbean Cruises Ltd.	232,153	17,339,508
Starbucks Corp.	614,603	65,750,229
Wynn Resorts Ltd.	121,046	13,657,620
Yum! Brands Inc.	214,388	23,273,961

		397,557,890

Household Durables — 0.6%
DR Horton Inc.	165,372	11,397,438
Garmin Ltd.	81,828	9,791,539
Leggett & Platt Inc.	165,200	7,318,360
Lennar Corp., Class A	343,010	26,147,652
Mohawk Industries Inc.(a)	74,570	10,510,642
Newell Brands Inc.	470,819	9,995,487
NVR Inc.(a)	4,364	17,804,509
PulteGroup Inc.	163,782	7,062,280
Whirlpool Corp.	77,984	14,075,332

		114,103,239

Household Products — 1.7%
Church & Dwight Co. Inc.	102,220	8,916,651
Clorox Co. (The)	51,863	10,472,177
Colgate-Palmolive Co.	512,983	43,865,176
Kimberly-Clark Corp.	262,924	35,450,043
Procter & Gamble Co. (The)	1,607,596	223,680,907

		322,384,954

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	514,151	12,082,549

Industrial Conglomerates — 2.4%
3M Co.	719,169	125,703,550
General Electric Co.	10,921,674	117,954,079
Honeywell International Inc.	874,851	186,080,808
Roper Technologies Inc.	60,149	25,929,632

		455,668,069

Insurance — 3.2%
Aflac Inc.	814,489	36,220,326
Allstate Corp. (The)	379,103	41,674,793
American International Group Inc.	1,074,141	40,666,978
Aon PLC, Class A	136,816	28,905,116
Arthur J Gallagher & Co.	136,677	16,908,312
Assurant Inc.	73,953	10,073,878
Chubb Ltd.	562,766	86,620,943
Cincinnati Financial Corp.	186,560	16,299,747
Everest Re Group Ltd.	49,828	11,664,236
Globe Life Inc.	120,049	11,399,853

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	446,763	$21,882,452
Lincoln National Corp.	226,503	11,395,366
Loews Corp.(b)	291,299	13,114,281
Marsh & McLennan Companies Inc.	322,503	37,732,851
MetLife Inc.	953,735	44,777,858
Principal Financial Group Inc.	318,553	15,803,414
Progressive Corp. (The)	262,837	25,989,323
Prudential Financial Inc.	493,728	38,545,345
Travelers Companies Inc. (The)	315,825	44,332,355
Unum Group	253,919	5,824,902
Willis Towers Watson PLC	160,714	33,859,225
WR Berkley Corp.	175,537	11,659,168

		605,350,722

Internet & Direct Marketing Retail — 0.4%
Booking Holdings Inc.(a)	31,659	70,513,141
Expedia Group Inc.	108,468	14,361,163

		84,874,304

IT Services — 5.1%
Accenture PLC, Class A	347,323	90,724,241
Akamai Technologies Inc.(a)	73,068	7,671,409
Automatic Data Processing Inc.	278,015	48,986,243
Broadridge Financial Solutions Inc.	72,078	11,042,350
Cognizant Technology Solutions Corp., Class A	326,622	26,766,673
DXC Technology Co.	317,196	8,167,797
Fidelity National Information Services Inc.	773,639	109,438,973
Fiserv Inc.(a)	229,391	26,118,459
FleetCor Technologies Inc.(a)	59,268	16,170,089
Gartner Inc.(a)	52,321	8,381,301
Global Payments Inc.	373,205	80,395,821
International Business Machines Corp.	1,110,954	139,846,890
Jack Henry & Associates Inc.	49,478	8,014,941
Leidos Holdings Inc.	166,793	17,533,280
Mastercard Inc., Class A	350,992	125,283,085
Paychex Inc.	187,494	17,470,691
VeriSign Inc.(a)	72,615	15,713,886
Visa Inc., Class A	845,658	184,970,774
Western Union Co. (The)	512,576	11,245,917

		953,942,820

Leisure Products — 0.1%
Hasbro Inc.	158,892	14,862,758

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	106,827	12,657,931
Illumina Inc.(a)(b)	91,012	33,674,440
IQVIA Holdings Inc.(a)	86,058	15,419,012
Waters Corp.(a)	34,605	8,561,969

		70,313,352

Machinery — 2.2%
Caterpillar Inc.	358,987	65,342,814
Cummins Inc.	105,182	23,886,832
Deere & Co.	97,681	26,281,073
Dover Corp.	179,667	22,682,959
Flowserve Corp.	162,411	5,984,845
Fortive Corp.	420,414	29,773,720
IDEX Corp.	51,915	10,341,468
Illinois Tool Works Inc.	201,103	41,000,880
Ingersoll Rand Inc.(a)	463,443	21,114,463
Otis Worldwide Corp.	243,695	16,461,597
PACCAR Inc.	431,939	37,267,697

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	76,854	$20,935,798
Pentair PLC	207,394	11,010,547
Snap-on Inc.	67,592	11,567,695
Stanley Black & Decker Inc.	199,766	35,670,217
Westinghouse Air Brake Technologies Corp.	223,060	16,327,992
Xylem Inc./NY	121,346	12,351,809

		408,002,406

Media — 1.5%
Comcast Corp., Class A	3,187,894	167,045,646
Discovery Inc., Class A(a)(b)	199,884	6,014,510
Discovery Inc., Class C, NVS(a)	367,802	9,632,734
DISH Network Corp., Class A(a)	308,300	9,970,422
Fox Corp., Class A, NVS	420,845	12,255,006
Fox Corp., Class B(a)	192,872	5,570,143
Interpublic Group of Companies Inc. (The)	486,287	11,437,470
News Corp., Class A, NVS	487,439	8,759,279
News Corp., Class B	151,824	2,697,913
Omnicom Group Inc.	268,023	16,716,595
ViacomCBS Inc., Class B, NVS	704,405	26,246,130

		276,345,848

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	688,338	17,910,555
Newmont Corp.	450,726	26,993,980
Nucor Corp.	376,445	20,023,110

		64,927,645

Multi-Utilities — 1.8%
Ameren Corp.	308,213	24,059,107
CenterPoint Energy Inc.	679,277	14,699,554
CMS Energy Corp.	356,998	21,780,448
Consolidated Edison Inc.	426,547	30,826,552
Dominion Energy Inc.	1,017,151	76,489,755
DTE Energy Co.	241,327	29,299,511
NiSource Inc.	477,779	10,960,250
Public Service Enterprise Group Inc.	630,683	36,768,819
Sempra Energy	359,662	45,824,536
WEC Energy Group Inc.	393,277	36,193,282

		326,901,814

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	293,235	31,681,109
Target Corp.	212,281	37,473,965

		69,155,074

Oil, Gas & Consumable Fuels — 4.3%
Apache Corp.	470,634	6,678,296
Cabot Oil & Gas Corp.	496,943	8,090,232
Chevron Corp.	2,400,126	202,690,641
Concho Resources Inc.	244,748	14,281,046
ConocoPhillips	1,331,511	53,247,125
Devon Energy Corp.	476,912	7,539,979
Diamondback Energy Inc.	196,960	9,532,864
EOG Resources Inc.	727,344	36,272,645
Exxon Mobil Corp.	5,271,696	217,299,309
Hess Corp.	160,149	8,454,266
HollyFrontier Corp.	185,841	4,803,990
Kinder Morgan Inc./DE	2,427,317	33,181,423
Marathon Oil Corp.	984,205	6,564,647
Marathon Petroleum Corp.	811,220	33,552,059
Occidental Petroleum Corp.	1,044,921	18,087,583
ONEOK Inc.	554,070	21,265,207
Phillips 66	544,592	38,088,764

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	204,998	$23,347,222
Valero Energy Corp.	508,426	28,761,659
Williams Companies Inc. (The)	1,513,084	30,337,334

		802,076,291

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	124,278	33,081,561

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	1,352,360	83,886,891
Eli Lilly & Co.	386,063	65,182,877
Johnson & Johnson	1,969,332	309,933,470
Merck & Co. Inc.	1,640,288	134,175,558
Perrigo Co. PLC	170,179	7,610,405
Pfizer Inc.	6,930,127	255,097,975
Viatris Inc.(a)	1,504,173	28,188,202
Zoetis Inc.	159,990	26,478,345

		910,553,723

Professional Services — 0.2%
Equifax Inc.	75,830	14,623,057
IHS Markit Ltd.	162,636	14,609,592
Nielsen Holdings PLC	445,099	9,289,216
Robert Half International Inc.	142,109	8,878,971

		47,400,836

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	418,242	26,232,138

Road & Rail — 1.0%
CSX Corp.	457,680	41,534,460
JB Hunt Transport Services Inc.	42,680	5,832,222
Kansas City Southern	57,187	11,673,582
Norfolk Southern Corp.	174,166	41,383,583
Union Pacific Corp.	436,885	90,968,195

		191,392,042

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices Inc.	262,578	38,790,648
Broadcom Inc.	161,388	70,663,736
Intel Corp.	5,109,322	254,546,422
Maxim Integrated Products Inc.	133,308	11,817,754
Microchip Technology Inc.	90,895	12,553,509
Micron Technology Inc.(a)	1,387,952	104,346,231
Skyworks Solutions Inc.	99,391	15,194,896
Texas Instruments Inc.	537,903	88,286,019

		596,199,215

Software — 0.5%
Citrix Systems Inc.	53,724	6,989,492
NortonLifeLock Inc.	737,935	15,334,289
Oracle Corp.	1,064,237	68,845,492

		91,169,273

Specialty Retail — 2.2%
Advance Auto Parts Inc.	84,600	13,325,346
AutoZone Inc.(a)	12,711	15,068,128
Best Buy Co. Inc.	143,664	14,336,231
CarMax Inc.(a)	204,578	19,324,438
Gap Inc. (The)	256,481	5,178,351
Home Depot Inc. (The)	375,838	99,830,089
L Brands Inc.	128,155	4,766,084
Lowe’s Companies Inc.	264,927	42,523,433
O’Reilly Automotive Inc.(a)	28,905	13,081,536
Ross Stores Inc.	443,865	54,511,061

Security	Shares	Value

Specialty Retail (continued)
Tiffany & Co.	134,721	$17,709,075
TJX Companies Inc. (The)	1,496,927	102,225,145
Ulta Beauty Inc.(a)	34,420	9,884,047

		411,762,964

Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	1,604,611	19,014,640
HP Inc.	1,712,453	42,109,219
NetApp Inc.	278,514	18,448,768
Seagate Technology PLC	278,696	17,323,743
Western Digital Corp.	379,332	21,011,200
Xerox Holdings Corp.	207,764	4,818,047

		122,725,617

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	434,281	6,331,817
Nike Inc., Class B	563,213	79,677,743
PVH Corp.	88,642	8,322,597
Ralph Lauren Corp.	60,126	6,237,471
Tapestry Inc.	345,864	10,749,453
Under Armour Inc., Class A(a)	235,062	4,036,015
Under Armour Inc., Class C, NVS(a)(b)	242,638	3,610,454
VF Corp.	398,724	34,055,017

		153,020,567

Tobacco — 1.4%
Altria Group Inc.	2,317,046	94,998,886
Philip Morris International Inc.	1,941,637	160,748,127

		255,747,013

Trading Companies & Distributors — 0.1%
Fastenal Co.	178,949	8,738,080
WW Grainger Inc.	21,766	8,887,928

		17,626,008

Water Utilities — 0.1%
American Water Works Co. Inc.	113,005	17,342,877

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	225,473	30,405,034

Total Common Stocks — 99.7% (Cost: $17,259,067,664)		18,553,383,725

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	55,427,262	55,460,519
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	32,700,000	32,700,000

		88,160,519

Total Short-Term Investments — 0.5% (Cost: $88,098,297)		88,160,519

Total Investments in Securities — 100.2% (Cost: $17,347,165,961)		18,641,544,244

Other Assets, Less Liabilities — (0.2)%		(29,642,522)

Net Assets — 100.0%		$18,611,901,722

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Value ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$129,283,627	$—		$(74,037,279	)(a)	$222,159	$(7,988)	$55,460,519	55,427,262	$752,264(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,602,000	11,098,000	(a)	—		—	—	32,700,000	32,700,000	32,099		—
BlackRock Inc.	38,428,739	22,990,504		(50,114,314)		12,707,095	14,202,899	38,214,923	52,963	1,181,783		—

						$12,929,254	$14,194,911	$126,375,442		$1,966,146		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	288	03/19/21	$53,983	$1,059,411

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$18,553,383,725	$—	$—	$18,553,383,725
Money Market Funds	88,160,519	—	—	88,160,519

	$18,641,544,244	$—	$—	$18,641,544,244

Derivative financial instruments(a)
Assets
Futures Contracts	$1,059,411	$—	$—	$1,059,411

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P 500 Value ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

7